Investment Securities (Tables)	12 Months Ended
Sep. 30, 2018
Investments, Debt and Equity Securities [Abstract]
Investments by contractual maturity date
The tables below provide detail regarding the amortized cost and fair value of available-for-sale and held-to-maturity investment securities.

September 30, 2018	Amortized Cost	Gross Unrealized		Fair Value	Yield
		Gains	Losses
	(In thousands)
Available-for-sale securities
U.S. government and agency securities due
5 to 10 years	$60,872	$—	$(1,473)	$59,399	2.55%
Over 10 years	148,099	109	(314)	147,894	3.05
Equity securities
1 to 5 years	500	—	(12)	488	1.80
Corporate debt securities due
1 to 5 years	113,762	1,875	(13)	115,624	3.59
5 to 10 years	69,965	35	(929)	69,071	3.23
Municipal bonds due
1 to 5 years	1,398	—	(24)	1,374	2.05
Over 10 years	20,323	1,281	—	21,604	6.45
Mortgage-backed securities
Agency pass-through certificates	908,092	1,383	(13,434)	896,041	3.29
Commercial MBS	3,460	2	—	3,462	4.36
	1,326,471	4,685	(16,199)	1,314,957	3.30
Held-to-maturity securities
Mortgage-backed securities
Agency pass-through certificates	1,610,420	305	(76,983)	1,533,742	3.16
Other Commercial MBS	15,000	28	—	15,028	3.03
	1,625,420	333	(76,983)	1,548,770	3.16
	$2,951,891	$5,018	$(93,182)	$2,863,727	3.22%

September 30, 2017	Amortized Cost	Gross Unrealized		Fair Value	Yield
		Gains	Losses
	(In thousands)
Available-for-sale securities
U.S. government and agency securities due
Within 1 year	$9,300	$146	$—	$9,446	10.38%
1 to 5 years	5,688	2	—	5,690	1.51
5 to 10 years	69,108	—	(1,238)	67,870	1.93
Over 10 years	127,936	353	(218)	128,071	1.92
Equity securities
1 to 5 years	500	22	—	522	1.80
Corporate debt securities due
1 to 5 years	63,622	2,083	—	65,705	2.96
5 to 10 years	119,960	210	(577)	119,593	2.62
Municipal bonds due
Within 1 year	2,344	10	—	2,354	1.23
1 to 5 years	1,367	55	—	1,422	2.05
Over 10 years	20,343	2,505	—	22,848	6.45
Mortgage-backed securities
Agency pass-through certificates	828,069	8,402	(2,174)	834,297	2.96
Commercial MBS	8,350	41	—	8,391	3.31
	1,256,587	13,829	(4,207)	1,266,209	2.86
Held-to-maturity securities
Mortgage-backed securities
Agency pass-through certificates	1,646,856	7,143	(18,086)	1,635,913	3.14
	1,646,856	7,143	(18,086)	1,635,913	3.14
	$2,903,443	$20,972	$(22,293)	$2,902,122	3.02%

Schedule of unrealized losses and fair value of securities
The following table shows the gross unrealized losses and fair value of securities at September 30, 2018, and September 30, 2017, by length of time that individual securities in each category have been in a continuous loss position. Management believes that the declines in fair value of these investments are not an other-than-temporary impairment as these losses are due to a change in interest rates rather than any credit deterioration. The impairment is also deemed to be temporary because: 1) the Company does not intend to sell the security, and 2) it is not more likely than not that it will be required to sell the security before recovery of the entire amortized cost basis of the security.

	September 30, 2018
	Less than 12 months		12 months or more		Total
	Unrealized Gross Losses	Fair Value	Unrealized Gross Losses	Fair Value	Unrealized Gross Losses	Fair Value
	(In thousands)
Corporate debt securities	$(929)	$49,072	$(14)	$24,988	$(943)	$74,060
Municipal bonds	(24)	1,374	—	—	(24)	1,374
U.S. government and agency securities	(141)	37,565	(1,645)	76,499	(1,786)	114,064
Equity securities	(12)	488	—	—	$(12)	488
Agency pass-through certificates	(28,748)	1,035,754	(61,669)	1,183,017	(90,417)	2,218,771
	$(29,854)	$1,124,253	$(63,328)	$1,284,504	$(93,182)	$2,408,757

	September 30, 2017
	Less than 12 months		12 months or more		Total
	Unrealized Gross Losses	Fair Value	Unrealized Gross Losses	Fair Value	Unrealized Gross Losses	Fair Value
	(In thousands)
Corporate debt securities	$—	$—	$(577)	$49,423	$(577)	$49,423
U.S. government and agency securities	(759)	24,400	(697)	96,195	(1,456)	120,595
Agency pass-through certificates	(17,683)	1,163,358	(2,577)	249,304	(20,260)	1,412,662
	$(18,442)	$1,187,758	$(3,851)	$394,922	$(22,293)	$1,582,680